Goodwill and Other Intangible Assets, Net - Components of intangible assets (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 1,512,695	¥ 1,198,231
Accumulated amortization	(373,767)	(277,900)
Net carrying amount, Intangible assets subject to amortization	1,138,928	920,331
Intangible assets not subject to amortization	369	369
Goodwill	389,131	484,564	¥ 539,490
Indefinite-lived Intangible Assets and Goodwill	389,500	484,933
Total intangible assets	1,528,428	1,405,264
Amortization expense	¥ 182,413	145,555	¥ 85,918
Impairments		0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment of Long-Lived Assets Held-for-use
Trademark
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 172,894	¥ 160,000
Trademark | Maximum
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	10 years
Trademark | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	10 years	10 years
Customer relationship
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 180,000	¥ 180,000
Customer relationship | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	7 years	6 years
Relaxation Salons
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Impairment of other intangible assets	¥ 22,738
Capitalized software
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 233,717	¥ 220,343
Capitalized software | Minimum
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	3 years
Capitalized software | Maximum
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	5 years
Capitalized software | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	5 years	4 years
Reacquired franchise rights | Minimum
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	1 year
Reacquired franchise rights | Maximum
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	5 years
Store operating rights
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 925,334	¥ 637,138
Store operating rights | Weighted average
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Useful life	7 years	3 years
Other.
Finite Lived and Indefinite Lived Intangible Assets by Major Class [Line Items]
Intangible assets subject to amortization	¥ 750	¥ 750